Consolidated Balance Sheets (Ensysce Biosciences, Inc.) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Total current assets	$ 226,464	$ 1,199,722
Total assets	12,854,634	196,511,899
Current liabilities:
Accounts payable	260,404	2,771,025
Total current liabilities	260,404	2,771,025
Total liabilities	7,801,692	10,337,313
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.000025 par value, 50,000,000 shares authorized, no shares issued and outstanding at December 31, 2020 and 2019
Common stock, $0.000025 par value, 500,000,000 shares authorized; 239,465,160 shares issued and outstanding at December 31, 2020 and 2019	622	638
Accumulated deficit	4,999,385	2,456,794
Total Ensysce Biosciences, Inc. stockholders’ deficit	5,000,007	5,000,001
Total stockholders’ deficit	5,000,007	5,000,001
Total liabilities and stockholders’ deficit	12,854,634	196,511,899
Ensysce Biosciences, Inc [Member]
Current assets:
Cash and cash equivalents	194,214	341,536
Unbilled receivable		173,552
Right-of-use asset	23,538
Prepaid expenses and other current assets	130,124	103,502
Total current assets	347,876	618,590
Property and equipment, net	151	351
Other assets	3,780	5,000
Total assets	351,807	623,941
Current liabilities:
Accounts payable	1,724,598	540,778
Accrued expenses and other liabilities	344,792	1,491,660
Lease liability	25,500
Notes payable and accrued interest	4,245,082	2,621,407
Embedded derivative on convertible notes	670,262	2,646,347
Total current liabilities	7,010,234	7,300,192
Total liabilities	7,010,234	7,300,192
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.000025 par value, 50,000,000 shares authorized, no shares issued and outstanding at December 31, 2020 and 2019
Common stock, $0.000025 par value, 500,000,000 shares authorized; 239,465,160 shares issued and outstanding at December 31, 2020 and 2019	5,987	5,987
Additional paid-in capital	49,511,927	49,333,248
Accumulated deficit	(55,958,716)	(56,015,486)
Total Ensysce Biosciences, Inc. stockholders’ deficit	(6,440,802)	(6,676,251)
Noncontrolling interest in stockholders’ deficit	(217,625)
Total stockholders’ deficit	(6,658,427)	(6,676,251)
Total liabilities and stockholders’ deficit	$ 351,807	$ 623,941